PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepaid expense and other assets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deferred channel and other costs (Note 4)	63,235	54,668	7,489
VAT prepayments	13,916	18,060	2,474
Produced animation content	—	2,337	320
Prepayments of marketing expenses	3,099	2,255	309
Others	9,261	12,192	1,671
	89,511	89,512	12,263